Shareholder Report, Average Annual Return (Details)		8 Months Ended		11 Months Ended	12 Months Ended		28 Months Ended	36 Months Ended	44 Months Ended	60 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	74 Months Ended		75 Months Ended		83 Months Ended	87 Months Ended	99 Months Ended	113 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000059814
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000059815
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000033348
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000033350
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000033346
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000033344
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000046995
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014751
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000014752
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014753
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class IV
C000154836
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000060396
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000060397
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000244891
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000060405
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000060404
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000244895
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000060400
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000060401
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000244893
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000060408
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000060409
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000244897
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000139947
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000125905
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000139946
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000125904
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000060402
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000060403
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000244894
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000060398
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000060399
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000244892
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000060406
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000060407
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000244896
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000074474
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000074472
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000074469
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000074470
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000220662
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class X
C000220661
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Z
C000139944
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000033502
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000192909
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000192910
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000192911
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000168057
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class D
C000014756
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000014757
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000075321
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000258083
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000258081
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014696
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000014697
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014699
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class IV
C000139942
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000014718
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000079439
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014719
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class IV
C000014720
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class V
C000204950
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000059800
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000059801
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000214896
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000214897
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000214898
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000214899
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000014702
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000033125
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000139945
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000033506
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000033509
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class VIII
C000033505
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000014736
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000014737
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014704
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000112221
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class P
C000074482
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000112234
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class P
C000074480
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000112233
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class P
C000014706
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000112222
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class P
C000139949
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000125907
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000139948
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000125906
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014708
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000112223
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class P
C000014710
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000112224
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class P
C000014712
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000112225
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class P
C000203213
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000203214
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000203211
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000203212
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000258195
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000234864
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000014724
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000014725
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014727
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class IV
C000258088
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000258089
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000234865
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000258197
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000258196
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000234866
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000210766
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000210767
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000258198
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000234867
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000059820
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000059821
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000059811
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000059812
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000059797
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000059798
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000112229
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class P
C000059799
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000059825
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000059826
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000059827
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000014749
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000138646
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000138647
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014721
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000014722
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000034093
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000014739
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000014740
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014742
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class IV
C000014743
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000014744
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014746
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class IV
C000258086
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000258085
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000074475
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000220664
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class X
C000220663
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Z
C000059822
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000059823
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000033129
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000033130
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000014735
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class IV
C000034094
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000033510
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
C000033512
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000014754
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000216457
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Y
C000059817
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
C000059818
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class II
Without Sales Load [Member] | C000059814
Average Annual Return [Line Items]
Average Annual Return, Percent					5.91%					(2.09%)												9.67%
Without Sales Load [Member] | C000059815
Average Annual Return [Line Items]
Average Annual Return, Percent					5.62%					(2.35%)												9.38%
Without Sales Load [Member] | C000033348
Average Annual Return [Line Items]
Average Annual Return, Percent					15.41%					8.56%												9.36%
Without Sales Load [Member] | C000033350
Average Annual Return [Line Items]
Average Annual Return, Percent					6.73%					(0.54%)												1.96%
Without Sales Load [Member] | C000033346
Average Annual Return [Line Items]
Average Annual Return, Percent					21.21%					7.82%												11.73%
Without Sales Load [Member] | C000033344
Average Annual Return [Line Items]
Average Annual Return, Percent					19.78%					12.94%												17.52%
Without Sales Load [Member] | C000046995
Average Annual Return [Line Items]
Average Annual Return, Percent					17.64%					13.48%												13.48%
Without Sales Load [Member] | C000014751
Average Annual Return [Line Items]
Average Annual Return, Percent					21.44%					11.53%												11.37%
Without Sales Load [Member] | C000014752
Average Annual Return [Line Items]
Average Annual Return, Percent					21.10%					11.24%												11.09%
Without Sales Load [Member] | C000014753
Average Annual Return [Line Items]
Average Annual Return, Percent					21.42%					11.52%												11.37%
Without Sales Load [Member] | C000154836
Average Annual Return [Line Items]
Average Annual Return, Percent					14.84%					4.16%												6.06%
Without Sales Load [Member] | C000060396
Average Annual Return [Line Items]
Average Annual Return, Percent					18.61%	[1]				10.79%												10.49%
Without Sales Load [Member] | C000060397
Average Annual Return [Line Items]
Average Annual Return, Percent					18.45%					10.71%												10.40%
Without Sales Load [Member] | C000244891
Average Annual Return [Line Items]
Average Annual Return, Percent					18.78%		18.31%
Without Sales Load [Member] | C000060405
Average Annual Return [Line Items]
Average Annual Return, Percent					12.59%					6.03%												6.70%
Without Sales Load [Member] | C000060404
Average Annual Return [Line Items]
Average Annual Return, Percent					12.47%					5.93%												6.60%
Without Sales Load [Member] | C000244895
Average Annual Return [Line Items]
Average Annual Return, Percent					12.80%		12.44%
Without Sales Load [Member] | C000060400
Average Annual Return [Line Items]
Average Annual Return, Percent					15.05%					8.23%												8.60%
Without Sales Load [Member] | C000060401
Average Annual Return [Line Items]
Average Annual Return, Percent					15.03%	[2]				8.14%												8.51%
Without Sales Load [Member] | C000244893
Average Annual Return [Line Items]
Average Annual Return, Percent					15.32%		15.25%
Without Sales Load [Member] | C000060408
Average Annual Return [Line Items]
Average Annual Return, Percent					8.76%					2.76%												4.04%
Without Sales Load [Member] | C000060409
Average Annual Return [Line Items]
Average Annual Return, Percent					8.70%					2.68%												3.95%
Without Sales Load [Member] | C000244897
Average Annual Return [Line Items]
Average Annual Return, Percent					9.01%		8.53%
Without Sales Load [Member] | C000139947
Average Annual Return [Line Items]
Average Annual Return, Percent					9.39%					5.04%												5.69%
Without Sales Load [Member] | C000125905
Average Annual Return [Line Items]
Average Annual Return, Percent					9.17%					4.84%												5.49%
Without Sales Load [Member] | C000139946
Average Annual Return [Line Items]
Average Annual Return, Percent					10.28%					6.32%												7.05%
Without Sales Load [Member] | C000125904
Average Annual Return [Line Items]
Average Annual Return, Percent					10.09%	[3]				6.09%												6.83%
Without Sales Load [Member] | C000060402
Average Annual Return [Line Items]
Average Annual Return, Percent					13.60%					7.23%												7.72%
Without Sales Load [Member] | C000060403
Average Annual Return [Line Items]
Average Annual Return, Percent					13.52%					7.12%												7.62%
Without Sales Load [Member] | C000244894
Average Annual Return [Line Items]
Average Annual Return, Percent					13.77%		13.82%
Without Sales Load [Member] | C000060398
Average Annual Return [Line Items]
Average Annual Return, Percent					16.51%					9.45%												9.55%
Without Sales Load [Member] | C000060399
Average Annual Return [Line Items]
Average Annual Return, Percent					16.43%					9.36%												9.45%
Without Sales Load [Member] | C000244892
Average Annual Return [Line Items]
Average Annual Return, Percent					16.70%		16.57%
Without Sales Load [Member] | C000060406
Average Annual Return [Line Items]
Average Annual Return, Percent					11.32%					4.98%												5.87%
Without Sales Load [Member] | C000060407
Average Annual Return [Line Items]
Average Annual Return, Percent					11.10%					4.86%												5.78%
Without Sales Load [Member] | C000244896
Average Annual Return [Line Items]
Average Annual Return, Percent					11.38%	[4]	11.05%
Without Sales Load [Member] | C000074474
Average Annual Return [Line Items]
Average Annual Return, Percent					17.18%					12.58%												14.44%
Without Sales Load [Member] | C000074472
Average Annual Return [Line Items]
Average Annual Return, Percent					16.91%					12.31%												14.16%
Without Sales Load [Member] | C000074469
Average Annual Return [Line Items]
Average Annual Return, Percent					18.63%					14.64%												11.72%
Without Sales Load [Member] | C000074470
Average Annual Return [Line Items]
Average Annual Return, Percent					18.43%					14.45%												11.53%
Without Sales Load [Member] | C000220662
Average Annual Return [Line Items]
Average Annual Return, Percent					18.81%					14.80%		17.15%
Without Sales Load [Member] | C000220661
Average Annual Return [Line Items]
Average Annual Return, Percent					18.55%					14.51%		16.86%
Without Sales Load [Member] | C000139944
Average Annual Return [Line Items]
Average Annual Return, Percent					6.80%					(0.75%)												1.63%
Without Sales Load [Member] | C000033502
Average Annual Return [Line Items]
Average Annual Return, Percent					7.06%					(0.59%)												1.79%
Without Sales Load [Member] | C000192909
Average Annual Return [Line Items]
Average Annual Return, Percent					7.72%	[5]				0.60%										1.69%
Without Sales Load [Member] | C000192910
Average Annual Return [Line Items]
Average Annual Return, Percent					7.31%					0.22%										1.40%
Without Sales Load [Member] | C000192911
Average Annual Return [Line Items]
Average Annual Return, Percent					7.69%					0.62%										1.79%
Without Sales Load [Member] | C000168057
Average Annual Return [Line Items]
Average Annual Return, Percent					35.77%					0.70%											5.35%
Without Sales Load [Member] | C000014756
Average Annual Return [Line Items]
Average Annual Return, Percent					36.15%					1.01%												6.31%
Without Sales Load [Member] | C000014757
Average Annual Return [Line Items]
Average Annual Return, Percent					35.78%					0.75%												6.04%
Without Sales Load [Member] | C000075321
Average Annual Return [Line Items]
Average Annual Return, Percent					36.61%	[6]				1.17%												6.47%
Without Sales Load [Member] | C000258083
Average Annual Return [Line Items]
Average Annual Return, Percent			28.66%
Without Sales Load [Member] | C000258081
Average Annual Return [Line Items]
Average Annual Return, Percent			28.49%
Without Sales Load [Member] | C000014696
Average Annual Return [Line Items]
Average Annual Return, Percent					7.00%					(0.62%)												1.17%
Without Sales Load [Member] | C000014697
Average Annual Return [Line Items]
Average Annual Return, Percent					6.80%					(0.85%)												0.93%
Without Sales Load [Member] | C000014699
Average Annual Return [Line Items]
Average Annual Return, Percent					7.13%					(0.60%)												1.18%
Without Sales Load [Member] | C000139942
Average Annual Return [Line Items]
Average Annual Return, Percent					7.30%	[7]				(0.47%)												1.32%
Without Sales Load [Member] | C000014718
Average Annual Return [Line Items]
Average Annual Return, Percent					3.91%					2.95%												1.85%
Without Sales Load [Member] | C000079439
Average Annual Return [Line Items]
Average Annual Return, Percent					3.65%					2.76%												1.68%
Without Sales Load [Member] | C000014719
Average Annual Return [Line Items]
Average Annual Return, Percent					3.91%					2.95%												1.85%
Without Sales Load [Member] | C000014720
Average Annual Return [Line Items]
Average Annual Return, Percent					3.96%					2.99%												1.89%
Without Sales Load [Member] | C000204950
Average Annual Return [Line Items]
Average Annual Return, Percent					4.07%					3.06%									2.48%
Without Sales Load [Member] | C000059800
Average Annual Return [Line Items]
Average Annual Return, Percent					2.14%					5.52%												8.68%
Without Sales Load [Member] | C000059801
Average Annual Return [Line Items]
Average Annual Return, Percent					2.04%					5.46%												8.62%
Without Sales Load [Member] | C000214896
Average Annual Return [Line Items]
Average Annual Return, Percent					33.28%					6.20%			10.14%
Without Sales Load [Member] | C000214897
Average Annual Return [Line Items]
Average Annual Return, Percent					41.44%					11.62%					10.79%
Without Sales Load [Member] | C000214898
Average Annual Return [Line Items]
Average Annual Return, Percent					14.12%					13.02%				14.37%
Without Sales Load [Member] | C000214899
Average Annual Return [Line Items]
Average Annual Return, Percent					15.51%					10.27%							11.39%
Without Sales Load [Member] | C000014702
Average Annual Return [Line Items]
Average Annual Return, Percent					39.29%					12.79%												9.94%
Without Sales Load [Member] | C000033125
Average Annual Return [Line Items]
Average Annual Return, Percent					38.97%					12.52%												9.67%
Without Sales Load [Member] | C000139945
Average Annual Return [Line Items]
Average Annual Return, Percent					30.64%					8.51%												7.91%
Without Sales Load [Member] | C000033506
Average Annual Return [Line Items]
Average Annual Return, Percent					30.38%					8.26%												7.67%
Without Sales Load [Member] | C000033509
Average Annual Return [Line Items]
Average Annual Return, Percent					30.28%					8.12%												7.50%
Without Sales Load [Member] | C000033505
Average Annual Return [Line Items]
Average Annual Return, Percent					30.94%					8.68%												8.07%
Without Sales Load [Member] | C000014736
Average Annual Return [Line Items]
Average Annual Return, Percent					16.36%					4.94%												11.73%
Without Sales Load [Member] | C000014737
Average Annual Return [Line Items]
Average Annual Return, Percent					16.08%					4.69%												11.45%
Without Sales Load [Member] | C000014704
Average Annual Return [Line Items]
Average Annual Return, Percent					19.26%					8.48%												9.50%
Without Sales Load [Member] | C000112221
Average Annual Return [Line Items]
Average Annual Return, Percent					19.52%					8.66%												9.66%
Without Sales Load [Member] | C000074482
Average Annual Return [Line Items]
Average Annual Return, Percent					12.97%					4.84%												6.03%
Without Sales Load [Member] | C000112234
Average Annual Return [Line Items]
Average Annual Return, Percent					13.16%					5.00%												6.19%
Without Sales Load [Member] | C000074480
Average Annual Return [Line Items]
Average Annual Return, Percent					15.70%					6.58%												7.85%
Without Sales Load [Member] | C000112233
Average Annual Return [Line Items]
Average Annual Return, Percent					15.88%					6.75%												8.02%
Without Sales Load [Member] | C000014706
Average Annual Return [Line Items]
Average Annual Return, Percent					8.90%					1.96%												3.37%
Without Sales Load [Member] | C000112222
Average Annual Return [Line Items]
Average Annual Return, Percent					8.99%					2.10%												3.53%
Without Sales Load [Member] | C000139949
Average Annual Return [Line Items]
Average Annual Return, Percent					9.77%					4.30%												5.33%
Without Sales Load [Member] | C000125907
Average Annual Return [Line Items]
Average Annual Return, Percent					9.42%					4.04%												5.06%
Without Sales Load [Member] | C000139948
Average Annual Return [Line Items]
Average Annual Return, Percent					10.92%					5.59%												6.71%
Without Sales Load [Member] | C000125906
Average Annual Return [Line Items]
Average Annual Return, Percent					10.69%					5.33%												6.44%
Without Sales Load [Member] | C000014708
Average Annual Return [Line Items]
Average Annual Return, Percent					14.42%					5.67%												6.92%
Without Sales Load [Member] | C000112223
Average Annual Return [Line Items]
Average Annual Return, Percent					14.68%					5.83%												7.09%
Without Sales Load [Member] | C000014710
Average Annual Return [Line Items]
Average Annual Return, Percent					17.38%					7.41%												8.61%
Without Sales Load [Member] | C000112224
Average Annual Return [Line Items]
Average Annual Return, Percent					17.62%					7.59%												8.79%
Without Sales Load [Member] | C000014712
Average Annual Return [Line Items]
Average Annual Return, Percent					11.68%					3.78%												5.12%
Without Sales Load [Member] | C000112225
Average Annual Return [Line Items]
Average Annual Return, Percent					11.82%					3.94%												5.28%
Without Sales Load [Member] | C000203213
Average Annual Return [Line Items]
Average Annual Return, Percent					6.33%					(0.95%)								1.49%
Without Sales Load [Member] | C000203214
Average Annual Return [Line Items]
Average Annual Return, Percent					6.88%					(0.45%)								2.01%
Without Sales Load [Member] | C000203211
Average Annual Return [Line Items]
Average Annual Return, Percent					18.00%					10.86%								12.83%
Without Sales Load [Member] | C000203212
Average Annual Return [Line Items]
Average Annual Return, Percent					18.57%					11.40%								13.39%
Without Sales Load [Member] | C000258195
Average Annual Return [Line Items]
Average Annual Return, Percent		46.48%
Without Sales Load [Member] | C000234864
Average Annual Return [Line Items]
Average Annual Return, Percent					33.10%			45.79%	26.93%
Without Sales Load [Member] | C000014724
Average Annual Return [Line Items]
Average Annual Return, Percent					16.49%					9.85%												11.85%
Without Sales Load [Member] | C000014725
Average Annual Return [Line Items]
Average Annual Return, Percent					16.22%					9.58%												11.58%
Without Sales Load [Member] | C000014727
Average Annual Return [Line Items]
Average Annual Return, Percent					16.47%					9.86%												11.85%
Without Sales Load [Member] | C000258088
Average Annual Return [Line Items]
Average Annual Return, Percent			3.36%
Without Sales Load [Member] | C000258089
Average Annual Return [Line Items]
Average Annual Return, Percent			3.14%
Without Sales Load [Member] | C000234865
Average Annual Return [Line Items]
Average Annual Return, Percent					14.47%			23.64%	14.36%
Without Sales Load [Member] | C000258197
Average Annual Return [Line Items]
Average Annual Return, Percent		20.96%
Without Sales Load [Member] | C000258196
Average Annual Return [Line Items]
Average Annual Return, Percent		20.89%
Without Sales Load [Member] | C000234866
Average Annual Return [Line Items]
Average Annual Return, Percent					14.41%			27.13%	18.83%
Without Sales Load [Member] | C000210766
Average Annual Return [Line Items]
Average Annual Return, Percent					14.09%					13.02%						16.31%
Without Sales Load [Member] | C000210767
Average Annual Return [Line Items]
Average Annual Return, Percent					14.69%					13.59%						16.89%
Without Sales Load [Member] | C000258198
Average Annual Return [Line Items]
Average Annual Return, Percent	[8]	27.60%
Without Sales Load [Member] | C000234867
Average Annual Return [Line Items]
Average Annual Return, Percent					19.15%			36.17%	21.75%
Without Sales Load [Member] | C000059820
Average Annual Return [Line Items]
Average Annual Return, Percent					11.88%					11.98%												13.21%
Without Sales Load [Member] | C000059821
Average Annual Return [Line Items]
Average Annual Return, Percent					11.66%					11.86%												13.09%
Without Sales Load [Member] | C000059811
Average Annual Return [Line Items]
Average Annual Return, Percent					14.20%					19.09%												18.02%
Without Sales Load [Member] | C000059812
Average Annual Return [Line Items]
Average Annual Return, Percent					13.82%					18.76%												17.73%
Without Sales Load [Member] | C000059797
Average Annual Return [Line Items]
Average Annual Return, Percent					6.88%					(0.77%)												2.08%
Without Sales Load [Member] | C000059798
Average Annual Return [Line Items]
Average Annual Return, Percent					6.56%					(1.01%)												1.83%
Without Sales Load [Member] | C000112229
Average Annual Return [Line Items]
Average Annual Return, Percent				6.45%
Without Sales Load [Member] | C000059799
Average Annual Return [Line Items]
Average Annual Return, Percent					7.03%					(0.62%)												2.23%
Without Sales Load [Member] | C000059825
Average Annual Return [Line Items]
Average Annual Return, Percent					5.70%					2.13%												2.38%
Without Sales Load [Member] | C000059826
Average Annual Return [Line Items]
Average Annual Return, Percent					5.43%					1.88%												2.12%
Without Sales Load [Member] | C000059827
Average Annual Return [Line Items]
Average Annual Return, Percent					5.95%					2.30%												2.54%
Without Sales Load [Member] | C000014749
Average Annual Return [Line Items]
Average Annual Return, Percent					5.66%					3.26%												5.38%
Without Sales Load [Member] | C000138646
Average Annual Return [Line Items]
Average Annual Return, Percent					11.27%					7.91%												8.51%
Without Sales Load [Member] | C000138647
Average Annual Return [Line Items]
Average Annual Return, Percent					10.66%					11.57%												11.40%
Without Sales Load [Member] | C000014721
Average Annual Return [Line Items]
Average Annual Return, Percent					7.05%					8.70%												10.28%
Without Sales Load [Member] | C000014722
Average Annual Return [Line Items]
Average Annual Return, Percent					6.82%					8.47%												10.06%
Without Sales Load [Member] | C000034093
Average Annual Return [Line Items]
Average Annual Return, Percent					7.27%					8.87%												10.46%
Without Sales Load [Member] | C000014739
Average Annual Return [Line Items]
Average Annual Return, Percent					2.17%					8.01%												7.69%
Without Sales Load [Member] | C000014740
Average Annual Return [Line Items]
Average Annual Return, Percent					1.87%					7.71%												7.41%
Without Sales Load [Member] | C000014742
Average Annual Return [Line Items]
Average Annual Return, Percent					2.16%					7.99%												7.69%
Without Sales Load [Member] | C000014743
Average Annual Return [Line Items]
Average Annual Return, Percent					10.35%					8.62%												11.00%
Without Sales Load [Member] | C000014744
Average Annual Return [Line Items]
Average Annual Return, Percent					10.05%					8.34%												10.72%
Without Sales Load [Member] | C000014746
Average Annual Return [Line Items]
Average Annual Return, Percent					10.37%					8.61%												11.00%
Without Sales Load [Member] | C000258086
Average Annual Return [Line Items]
Average Annual Return, Percent			28.32%
Without Sales Load [Member] | C000258085
Average Annual Return [Line Items]
Average Annual Return, Percent			28.18%
Without Sales Load [Member] | C000074475
Average Annual Return [Line Items]
Average Annual Return, Percent					34.99%					11.04%												7.65%
Without Sales Load [Member] | C000220664
Average Annual Return [Line Items]
Average Annual Return, Percent					35.21%					11.20%	13.66%
Without Sales Load [Member] | C000220663
Average Annual Return [Line Items]
Average Annual Return, Percent					34.95%					10.90%	13.37%
Without Sales Load [Member] | C000059822
Average Annual Return [Line Items]
Average Annual Return, Percent					0.58%					5.69%												6.00%
Without Sales Load [Member] | C000059823
Average Annual Return [Line Items]
Average Annual Return, Percent					0.33%					5.43%												5.75%
Without Sales Load [Member] | C000033129
Average Annual Return [Line Items]
Average Annual Return, Percent					17.60%					14.15%												14.54%
Without Sales Load [Member] | C000033130
Average Annual Return [Line Items]
Average Annual Return, Percent					17.35%					13.87%												14.26%
Without Sales Load [Member] | C000014735
Average Annual Return [Line Items]
Average Annual Return, Percent					17.59%					14.12%												14.52%
Without Sales Load [Member] | C000034094
Average Annual Return [Line Items]
Average Annual Return, Percent					17.70%					14.25%												14.64%
Without Sales Load [Member] | C000033510
Average Annual Return [Line Items]
Average Annual Return, Percent					12.14%					5.54%												9.10%
Without Sales Load [Member] | C000033512
Average Annual Return [Line Items]
Average Annual Return, Percent					12.54%					5.91%												9.46%
Without Sales Load [Member] | C000014754
Average Annual Return [Line Items]
Average Annual Return, Percent					7.56%					5.81%												5.45%
Without Sales Load [Member] | C000216457
Average Annual Return [Line Items]
Average Annual Return, Percent					12.68%	[9]				19.04%				18.94%
Without Sales Load [Member] | C000059817
Average Annual Return [Line Items]
Average Annual Return, Percent					2.39%					7.91%												7.66%
Without Sales Load [Member] | C000059818
Average Annual Return [Line Items]
Average Annual Return, Percent					2.30%					7.79%												7.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
FTSE World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					FTSE World Index
Average Annual Return, Percent					23.48%					12.52%												12.67%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%		20.84%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%		20.84%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%		20.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%		5.83%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%		20.84%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%		20.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%		5.83%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%		14.97%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%		14.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)										1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)										1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)										1.70%
MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					33.57%					4.20%											7.65%
MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					33.57%					4.20%												8.42%
MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					33.57%					4.20%												8.42%
MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					33.57%					4.20%												8.42%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent			24.92%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent			24.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Line Graph and Table Measure Name					iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent					3.96%					2.98%												1.89%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Line Graph and Table Measure Name					iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent					3.96%					2.98%												1.89%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Line Graph and Table Measure Name					iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent					3.96%					2.98%												1.89%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Line Graph and Table Measure Name					iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent					3.96%					2.98%												1.89%
iMoneyNet Money Fund Average™ Government All
Average Annual Return [Line Items]
Line Graph and Table Measure Name					iMoneyNet Money Fund Average™ Government All
Average Annual Return, Percent					3.96%					2.98%									2.39%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
MSCI Emerging Markets® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					33.57%					4.20%			7.67%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					31.22%					8.92%					9.14%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%				15.74%
MSCI ACWI® ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ex USA
Average Annual Return, Percent					32.39%					7.91%												8.41%
MSCI ACWI® ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ex USA
Average Annual Return, Percent					32.39%					7.91%												8.41%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					31.22%					8.92%												8.18%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					31.22%					8.92%												8.18%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					31.22%					8.92%												8.18%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					31.22%					8.92%												8.18%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)								1.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)								1.97%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%								13.32%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%								13.32%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		23.62%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%			22.74%	15.72%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.86%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%			22.74%	15.72%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		23.62%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		23.62%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%			22.74%	15.72%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%						16.46%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%						16.46%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		23.03%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%			22.25%	15.37%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				7.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			25.49%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			25.49%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					31.22%					8.92%												8.18%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					31.22%					8.92%	11.17%
MSCI EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					31.22%					8.92%	11.17%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%				16.01%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.37%					13.59%												14.59%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent					10.31%					2.98%												10.55%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent					10.31%					2.98%												10.55%
Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Blended Index
Average Annual Return, Percent					13.76%					8.49%												9.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					15.91%					11.33%												10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					15.91%					11.33%												10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					15.91%					11.33%												10.53%
Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Blended Index
Average Annual Return, Percent					17.83%					6.72%												8.19%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Target Risk Index
Average Annual Return, Percent					20.43%					9.59%												10.89%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Target Risk Index
Average Annual Return, Percent					20.43%					9.59%												10.89%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Target Risk Index
Average Annual Return, Percent					20.43%		17.91%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%		13.53%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%		13.53%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Target Risk Index
Average Annual Return, Percent					10.40%					1.81%												3.98%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Target Risk Index
Average Annual Return, Percent					10.40%					1.81%												3.98%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Target Risk Index
Average Annual Return, Percent					10.40%		8.40%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%		13.53%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent					18.45%					7.94%												9.59%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent					18.45%					7.94%												9.59%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent					18.45%		15.99%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent					12.87%					4.06%												6.10%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent					12.87%					4.06%												6.10%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent					12.87%		11.02%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					15.91%					11.33%												10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					15.91%					11.33%												10.53%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					15.91%					11.33%		13.30%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					15.91%					11.33%		13.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
MSCI World Index - Net Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index - Net Return
Average Annual Return, Percent			24.27%
MSCI World Index - Net Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index - Net Return
Average Annual Return, Percent			24.27%
Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent					7.09%					(0.53%)												1.46%
Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent					7.09%					(0.53%)												1.46%
Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent					7.09%					(0.53%)												1.46%
Bloomberg U.S. Government/Mortgage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent					7.09%					(0.53%)												1.46%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.88%					14.42%												14.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%							15.80%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					12.81%					6.09%							10.14%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent					13.01%					3.18%												9.57%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent					13.01%					3.18%												9.57%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Target Risk Index
Average Annual Return, Percent					20.43%					9.59%												10.89%
Morningstar® Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Target Risk Index
Average Annual Return, Percent					20.43%					9.59%												10.89%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Target Risk Index
Average Annual Return, Percent					10.40%					1.81%												3.98%
Morningstar® Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Target Risk Index
Average Annual Return, Percent					10.40%					1.81%												3.98%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent					22.34%					11.19%												11.72%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderate Target Risk Index
Average Annual Return, Percent					15.95%					5.95%												7.83%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent					18.45%					7.94%												9.59%
Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Aggressive Target Risk Index
Average Annual Return, Percent					18.45%					7.94%												9.59%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent					12.87%					4.06%												6.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
Morningstar® Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Moderately Conservative Target Risk Index
Average Annual Return, Percent					12.87%					4.06%												6.10%
MSCI World Index - Net Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index - Net Return
Average Annual Return, Percent					21.09%					12.15%								14.10%
MSCI World Index - Net Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index - Net Return
Average Annual Return, Percent					21.09%					12.15%								14.10%
S&P North American Technology Sector IndexTM
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P North American Technology Sector Index™
Average Annual Return, Percent		41.79%
S&P North American Technology Sector IndexTM
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P North American Technology Sector Index™
Average Annual Return, Percent					27.82%			40.99%	26.17%
ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Average Annual Return, Percent					4.28%					3.23%												2.17%
ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Average Annual Return, Percent					4.28%					3.23%												2.17%
ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Average Annual Return, Percent					4.28%					3.23%												2.17%
Bloomberg 1-10 Year U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-10 Year U.S. TIPS Index
Average Annual Return, Percent			3.38%
Bloomberg 1-10 Year U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-10 Year U.S. TIPS Index
Average Annual Return, Percent			3.38%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		29.39%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		29.39%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent					18.56%			31.15%	20.45%
Russell 1000® Equal Weight Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Technology Index
Average Annual Return, Percent		24.28%
Russell 1000® Equal Weight Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Technology Index
Average Annual Return, Percent					13.13%			23.90%	14.16%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent					18.56%					15.32%												18.13%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent					18.56%					15.32%												18.13%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Average Annual Return, Percent					5.35%					1.97%												2.09%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Average Annual Return, Percent					5.35%					1.97%												2.09%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Average Annual Return, Percent					5.35%					1.97%												2.09%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
Average Annual Return, Percent					7.46%					5.30%												5.51%
Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Blended Index
Average Annual Return, Percent					13.76%					8.49%												9.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					7.30%					(0.36%)												2.01%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					7.50%					9.12%												10.72%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					7.50%					9.12%												10.72%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					7.50%					9.12%												10.72%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					17.15%					13.15%												14.29%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					12.59%					8.88%												9.27%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					12.59%					8.88%												9.27%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					12.59%					8.88%												9.27%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					12.81%					6.09%												9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					12.81%					6.09%												9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					12.81%					6.09%												9.62%
NASDAQ-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			32.06%
NASDAQ-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			32.06%
MSCI EAFE® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					42.25%					13.36%												8.69%
MSCI EAFE® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					42.25%					13.36%	15.92%
MSCI EAFE® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					42.25%					13.36%	15.92%
Dow Jones U.S. Select Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Real Estate Securities Index
Average Annual Return, Percent					3.67%					6.62%												4.79%
Dow Jones U.S. Select Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Real Estate Securities Index
Average Annual Return, Percent					3.67%					6.62%												4.79%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					12.81%					6.09%												9.62%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					12.81%					6.09%												9.62%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					11.05%					9.83%												9.78%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					11.05%					9.83%												9.78%

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[3]	Please see the Fund’s Financial Highlights for additional information.
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[9]	Please see the Fund’s Financial Highlights for additional information.